LOANS HELD-FOR-INVESTMENT (Schedule Of Primary Credit Quality Indicator) (Detail) $ in Thousands	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Loans held-for-investment and related receivables, net	$ 626,079		$ 301,630	$ 89,762
Less: Allowance for credit losses	(27,684)	$ (19,779)	0
Total loans-held-for-investment and related receivables, net	$ 598,395		301,630	89,762
Weighted Average Risk Rating (2)	3,500
Mezzanine loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	$ 0
2019	57,045
2018	83,041
Loans held-for-investment and related receivables, net	140,086		146,060	$ 89,762
Less: Allowance for credit losses	(21,269)	(14,541)	0
Total loans-held-for-investment and related receivables, net	118,800
Mezzanine loans | 1
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Mezzanine loans | 2
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Mezzanine loans | 3
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Mezzanine loans | 4
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Mezzanine loans | 5
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	57,045
2018	83,041
Loans held-for-investment and related receivables, net	140,086
Senior loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	113,682
2018	0
Loans held-for-investment and related receivables, net	113,682		152,820
Less: Allowance for credit losses	(492)	(809)	0
Senior loans | 1
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Senior loans | 2
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Senior loans | 3
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	113,682
2018	0
Loans held-for-investment and related receivables, net	113,682
Senior loans | 4
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Senior loans | 5
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Broadly syndicated loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	369,566
2019	2,745
2018	0
Loans held-for-investment and related receivables, net	372,311		2,750
Less: Allowance for credit losses	(5,923)	$ (4,429)	0
Total loans-held-for-investment and related receivables, net	366,388		$ 2,750
Broadly syndicated loans | 1
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	0
Broadly syndicated loans | 2
Financing Receivable, Credit Quality Indicator [Line Items]
2020	5,972
2019	0
2018	0
Loans held-for-investment and related receivables, net	5,972
Broadly syndicated loans | 3
Financing Receivable, Credit Quality Indicator [Line Items]
2020	356,015
2019	2,745
2018	0
Loans held-for-investment and related receivables, net	358,760
Broadly syndicated loans | 4
Financing Receivable, Credit Quality Indicator [Line Items]
2020	7,579
2019	0
2018	0
Loans held-for-investment and related receivables, net	7,579
Broadly syndicated loans | 5
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
Loans held-for-investment and related receivables, net	$ 0